Transactions with Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest	TRANSACTIONS WITH PARTIES-IN-INTEREST
The Plan held 14,886,577 and 16,771,640 shares of the Company's common stock as of December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan had dividend income on shares of the Company's common stock of $50.2 million, and purchases and sales of shares of the Company's common stock of approximately $290 million and $840 million, respectively.
Certain Plan investments are shares of mutual or collective trust funds managed by the Trustee or an affiliate of the Trustee, and therefore qualify as party-in-interest transactions. Fees paid during the year for services rendered by the Trustee or an affiliate of the Trustee constitute party-in-interest transactions. In addition, the Plan holds notes receivable representing participant loans, which qualify as party-in-interest transactions.